Consolidated and Combined Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
ASSETS:
Investment properties at cost	$ 5,210,439	$ 4,789,705
Less - accumulated depreciation	2,069,421	1,974,949
Investment properties at cost, net	3,141,018	2,814,756
Cash and cash equivalents	120,808	25,857
Tenant receivables and accrued revenue, net	61,053	61,121
Investment in unconsolidated entities, at equity	5,242	3,554
Deferred costs and other assets	170,809	97,370
Total assets	3,498,930	3,002,658
LIABILITIES:
Mortgages	1,501,566	918,614
Unsecured term loan	500,000
Revolving credit facility	340,750
Accounts payable, accrued expenses, intangibles, and deferred revenues	152,004	151,011
Cash distributions and losses in partnerships and joint ventures, at equity	15,245	41,313
Other liabilities	23,561	7,195
Total liabilities	2,533,126	1,118,133
Stockholders' Equity
Common stock, $0.0001 par value, 300,000,000 shares authorized, 155,162,597 issued and outstanding in 2014	16
Capital in excess of par value	722,140
SPG Equity		1,565,169
Retained earnings	73,276
Total stockholders' equity	795,432	1,565,169
Noncontrolling interests	170,372	319,356
Total equity	965,804	1,884,525
Total liabilities and equity	$ 3,498,930	$ 3,002,658